SHARE CAPITAL - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Repurchase price, EBITDA multiple	1000.00%
Number of shares issued during the period			10,712,158
Common shares exercised held (in shares)			214,244
Share redemption	$ 0	$ 0	$ 150,020
Accretion expense on common shares, retractable	$ 2,031,863	4,791,806	2,746,799
Accretion expense		$ 338,879	$ 456,032